Taxation	6 Months Ended
Sep. 30, 2025
Taxation
Taxation
3	Taxation

	Six months ended 30 September
	2025	2024
	€ m	€ m
United Kingdom corporation tax (expense)/income
Current period	(18)	(44)
Adjustments in respect of prior periods	(3)	2
Overseas current tax (expense)/income
Current period	(439)	(551)
Adjustments in respect of prior periods	7	39
Total current tax expense	(453)	(554)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax 1	(143)	(27)
Overseas deferred tax	(465)	(319)
Total deferred tax expense	(608)	(346)

Total income tax expense	(1,061)	(900)
Note:
1.	The increase in the utilisation of deferred tax assets in the UK during the six months ended 30 September 2025 was primarily attributable to the one-off gain of € 782 million on certain bond buybacks.
Deferred tax on losses in Luxembourg
The tax charge for the six months ended 30 September 2025 includes a deferred tax charge of
€
172 million on the use of losses in Luxembourg. The Group does not currently recognise deferred tax assets forecasted to be used more than 60 years beyond the balance sheet date. We continue to expect to recover the remaining losses within 47 to 52 years as disclosed as at 31 March 2025. The actual use of these losses and the period over which they may be used is dependent on many factors including the level of profitability in Luxembourg, changes in tax law and any changes to the structure of the Group.
Further details about the Group’s tax losses can be found in Note 6 ‘Taxation’ to the consolidated financial statements of Vodafone Group Plc for the year ended 31 March 2025.
Deferred tax assets in the UK
Following the merger of Vodafone and Three in the UK, Vodafone UK has left the existing (‘legacy’) UK tax group and formed a new (‘VodafoneThree’) UK tax group with Three UK. Deferred tax assets of
€
2,140 million and
€
407 million have been recognised in respect of fixed asset and other temporary differences in the VodafoneThree and legacy tax groups respectively.

The VodafoneThree tax group’s deferred tax asset is supported by the forecast taxable profit of the newly combined business and is expected to be recovered over the next 30 years.
As part of the merger, VodafoneThree also acquired
€
4,869
million unrecognised brought-forward gross tax losses and a further
€
2,975
million of gross tax losses were generated as a result of day-one accounting policy and estimate changes. Due to greater flexibility available for using current year-losses,
€
752
million of these losses are forecast to be utilised in FY26. No deferred tax asset has been recognised for the remaining carried forward losses, as it is uncertain whether these will be utilised.
The legacy tax group’s deferred tax asset is supported by forecast taxable profits from ongoing group service activities, brand-related income, and net financing income - including income from the £
6,010 million loan advanced to VodafoneThree Holdings Limited - and is expected to be recovered over the next
3
1
years.